Pensions - Analysis of Timing of the Future Pension Payment (Detail) $ in Thousands	Dec. 31, 2024 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 404,092
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	66,592
1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	41,433
2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	113,568
5-10 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 182,499